CONVERTIBLE DEBENTURES (Details) - The loss on extinguishment of debt (Parentheticals) (USD $)	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2013	Sep. 09, 2014
Extinguishment of Debt [Line Items]
Common stock issued, net	219,692,190	209,276,745
Series A Preferred Stock [Member]
Extinguishment of Debt [Line Items]
Preferred Stock	3,500	0	3,500
Preferred Stock, Stated value (in Dollars per share)	1,000		$ 1,000
Preferred Stock, Conversion Price (in Dollars per share)	0.1892		$ 0.1892
Convertible Debenture Due November 2016 [Member]
Extinguishment of Debt [Line Items]
Common stock issued, net	2,520,000
Common Stock issued on Conversion	18,498,943
Less: Shares exchnaged for Series A Convertible Preferred Stock	15,978,943